Fair Value Measurements - Key Assumptions (Details)	Dec. 31, 2024	May 08, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, term		5 years
Asset volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	85.8
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.8
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	60